Basis of Presentation and Significant Accounting Policies (Details) $ in Millions			12 Months Ended
	May. 24, 2012 USD ($)	Apr. 24, 2012 USD ($)	Dec. 31, 2014 segment
Acquisitions
Proceeds from issuance of private placement notes		$ 2,750
Number of operating segments | segment			1
EP Energy Global LLC
Acquisitions
Cash paid for acquisition of EP Energy Global LLC	$ 7,200